Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 09, 2015
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001595386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2015
Prospectus Date	rr_ProspectusDate	Dec. 09, 2015